Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2023
Interest-Bearing Loans and Borrowings [Abstract]
Interest-bearing loans and borrowings

23. Interest-bearing loans and borrowings

	Effective interest rate	Maturity	December 31, 2023	December 31, 2022	Guaranteed or pledged by
	%		RMB’000	RMB’000
Current:
Secured RMB10 million bank loan	3.45 (2022: 3.65)	On demand	10,000	10,000	He Yu
Secured RMB10 million bank loan	3.50	On demand	10,000	—	He Yu
Secured RMB10 million bank loan	5.50	On demand	—	10,000	He Yu
Secured RMB3 million bank loan	4.00	On demand	3,000	10,000	He Yu
Secured RMB3 million bank loan	3.65	On demand	3,000	—	He Yu
Secured RMB4million bank loan	3.9	On demand	4,000	—	He Yu
Secured RMB1million bank loan	5.15	On demand	1,000	—	Xiongbiao Ma
Secured RMB31 million other borrowings	12	December 27, 2024	31,226	27,880	He Yu
Secured RMB10 million other borrowings	6.40	September 7, 2023	—	5,119	He Yu and Kuke’s patent right (smart piano and its assembly method)
Unsecured RMB23 million other borrowings	6.85 (2022: 6.85)	April 20, 2023	—	6,046	—
			62,226	69,045
Non-current:
Secured RMB1.5million bank loan	12.63	On demand	1,500	—	Xiongbiao Ma
Secured RMB1.5 million other borrowings	12	Sep 18, 2025	1,500	—	Xiongbiao Ma
			65,226	69,045